INCOME TAXES - Tax Effect of Significant Temporary Differences Representing Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Deferred income tax assets:
Loan loss reserves	$ 9,678	$ 16,220
Accrued interest receivable	147	552
Accrued expenses	1,367	2,878
Unrealized loss on securities available for sale	814
Impairment loss on LLCs	1,281	1,281
Other	49
Deferred income tax assets Total	13,336	20,931
Deferred income tax liabilities:
Basis difference on investments	(7)	(7)
Deferred loan fees and costs	(595)	(394)
Unrealized gain on securities available for sale		(1,420)
Mark-to-market adjustment	(389)	(1,569)
Tax depreciation in excess of book depreciation	(72)	(193)
Other		(149)
Deferred income tax liabilities, total	(1,063)	(3,732)
Net deferred tax asset	$ 12,273	$ 17,199